Property, plant and equipment - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ 527.8
Impairment loss recognised in profit or loss, property, plant and equipment				527.8
Non cash impairment charge	$ 762.8		$ 766.2	657.7
Future development costs			636.1	563.7
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				450.0
Impairment loss recognised in profit or loss, property, plant and equipment				450.0
Non cash impairment charge	701.8
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			0.0
Peace River CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	58.1	$ 129.7
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			$ 18.0
Peace River CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate on property, plant and equipment after Tax			9.50%
Peace River CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate on property, plant and equipment after Tax			15.00%
Viking CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge			$ 0.0
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			21.8
Impairment loss recognised in profit or loss, property, plant and equipment			$ 21.8
Non cash impairment charge	15.8
Impairment expenses (recovery)				$ 77.8
Corporate assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	$ 18.7